Other operating (expenses) income - Additional Information (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 08, 2022
Other operating (expenses) income
Gain on acquisition of participations and interests	[1]	$ 0	$ 0	$ 86,026
Percentage of interest acquired					51.40%
Guajira association contract
Other operating (expenses) income
Percentage of interest acquired				43.00%
Hocol Petroleum Ltd. | Guajira association contract
Other operating (expenses) income
Gain on acquisition of participations and interests				$ 86,026
Bioenergy S.A, Bionergy Zona Franca
Other operating (expenses) income
Loss on disposal assets				65,570
Ecopetrol Germany Gmbh
Other operating (expenses) income
Loss on disposal assets				125
Ecopetrol S.A. | Guajira association contract
Other operating (expenses) income
Gain on acquisition of participations and interests				$ 1,284,372

[1]	Results in the acquisition of Guajira in 2020: Ecopetrol S.A. $1,284,372 and Hocol $86,026. For Ecopetrol S.A. it corresponds to the revaluation of the assets that it already had in the Guajira association and for Hocol it corresponds to the Bargain obtained from the acquisition of the 43% stake.